UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2019

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of April 30, 2019, the net asset value (“NAV”) of the Fort Pitt Capital Total Return Fund (the “Fund”) was $27.08 per share.  Total return (including a $1.64913 per share dividend) for the semi-annual fiscal period ended April 30, 2019 was 12.48%.  This compares with a total return of 9.83% for the unmanaged Wilshire 5000 Total Market IndexSM (“Wilshire 5000”) and 9.76% for the S&P 500® Index (“S&P 500”) for the same period.

Fund performance outpaced the major domestic indexes in the first half of fiscal 2019 thanks to outstanding returns from our technology investments. As of April 30, Xilinx, Inc., Texas Instruments, Inc., Microsoft Corp. (“Microsoft”) and Western Digital Corp., collectively accounted for nearly 18% of the portfolio, and each returned more than 25% for the period. All the firms named above except Microsoft benefitted from a “pull forward” of orders by Chinese customers (principally Huawei) in anticipation of future U.S. tariffs and/or export restrictions. Technology share performance cooled considerably in May. Losers during the first half of the fiscal year were scarce. Only two names – Medtronic, PLC and Westlake Chemical Corp. – produced negative total returns (in a strong domestic stock market), with each losing less than 1% for the period.

The Fund’s annualized total return for the one-year period ended April 30, 2019, was 12.01%, compared to 12.73% for the Wilshire 5000 and 13.49% for the S&P 500.  The Fund’s annualized total return for the three-year period ended April 30, 2019, was 16.09%, compared to 14.82% for the Wilshire 5000 and 14.87% for the S&P 500.  Over the five-year period ended April 30, 2019, the Fund’s annualized total return was 10.56%, while the Wilshire 5000’s annualized return was 11.05% and the S&P 500’s annualized return was 11.63%.  Over the ten-year period ended April 30, 2019, the Fund’s annualized total return was 14.03%, while the Wilshire 5000’s annualized return was 15.24% and the S&P 500’s annualized return was 15.32%.  Since inception on December 31, 2001 through April 30, 2019, the Fund has produced a total return of 8.71% annualized (324.81% cumulative), compared to 8.23% annualized (293.56% cumulative) for the Wilshire 5000 and 7.74% annualized (264.05% cumulative) for the S&P 500.  The total annual gross operating expense ratio for the Fund is 1.35%, as of the Fund’s most recently filed Prospectus.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.  The Fund imposes a 2.00% redemption fee on shares held for 180 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.  Performance figures reflect fee waivers in effect.  In the absence of waivers, total returns would be lower.

Much has changed on the investing scene in the year since our last semi-annual letter dated April 30, 2018. A year ago, we commented that the policy prescriptions offered by President Trump and the U.S. Federal Reserve (the “Fed”) appeared to be “just what the doctor ordered.” On the fiscal side, deregulation and tax cuts had put the U.S. economy on a steadily improving path as measured by job growth and real gross domestic product (“GDP”). Monetarily, Fed efforts to normalize (raise) short-term interest rates on an equally steady trajectory didn’t appear bothersome to markets. The fall of 2018 brought a change, however. U.S. stocks, as measured by

Fort Pitt Capital Total Return Fund

the S&P 500, fell about 7 percent in October, and December declines brought new yearly lows for the popular index. U.S. stocks ended the year down slightly.

What had changed? A couple things:  First, the perception that Fed policy had been put on “autopilot” rattled investors. At the end of 2018, investors were concerned that, despite demonstrably better domestic growth, the U.S. economy could be infected by overseas weakness caused by tariffs enacted by the Trump administration. If the Fed wasn’t ready to respond to this weakness via a cut in interest rates, markets (and eventually the economy) would suffer. In early January 2019, the Fed communicated that, instead of raising rates like clockwork, it would be more patient and “data dependent” in its efforts to normalize rates. Just as quickly as they had declined, stock prices rebounded back near their September highs.

Another (related) driver of market volatility has been the inverted yield curve.  When short-term interest rates are above long rates for a period of more than a few months, it has historically been a reliable indicator of recession. As of the date of this letter, the U.S. Treasury yield curve remains inverted, and investors are concerned that it signals recession. We believe the signal may be faulty, however, as negative interest rates in most of the world outside the U.S. make U.S Treasury bonds an extremely attractive investment. Foreign buyers may have pushed long-term U.S. rates much lower than they might otherwise be. Whatever the cause, the inverted curve demands our attention, as it impairs the ability of U.S. banks to generate income. We will continue to watch it closely. While we don’t currently expect it, any material weakness in the U.S. economy will likely cause the Fed to cut short-term interest rates rather than raising them, thus removing the inversion.

To summarize, U.S. stock prices remain near their levels of late January 2018. Tariff and interest rate concerns and weak overseas growth have basically stopped the market in its tracks over the past 15 months. This while the U.S. economy continues to chug along better than any other major economy on earth. Will the U.S. remain insulated from overseas weakness? Our guess is that it will, partly because foreign trade accounts for a relatively smaller portion of our economy. Also, remember that these problems are largely self-inflicted; interest rates can be cut and tariffs reduced or removed at any time.

Thank you for your continued support of our Fund.

Charlie Smith
Portfolio Manager

Fort Pitt Capital Total Return Fund

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

The contributors/detractors listed above do not represent all securities purchased or sold during the period. To obtain a list showing the contribution of each holding to overall performance and the calculation methodology, please call 412-921-1822.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Total Market IndexSM is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.

It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings, please refer to the schedule of investments section of this report.

Fort Pitt Capital Group, LLC is the Advisor to the Fort Pitt Capital Total Return Fund, which is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at April 30, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at April 30, 2019 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/18 – 4/30/19).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% per the operating expenses limitation agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at April 30, 2019 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/18	4/30/19	11/1/18 – 4/30/19
Actual	$1,000.00	$1,124.80	$6.53
Hypothetical	$1,000.00	$1,018.65	$6.21
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at April 30, 2019 (Unaudited)

COMMON STOCKS – 93.93%	Shares	Value
Apparel Manufacturing – 4.00%
VF Corp.	31,600	$2,983,356

Beverage and Tobacco Product Manufacturing – 3.80%
Wendy’s Co.	152,000	2,828,720

Chemical Manufacturing – 12.27%
Abbott Laboratories	47,100	3,747,276
Inter Parfums, Inc.	12,500	906,125
RPM International, Inc.	30,450	1,846,792
Westlake Chemical Corp.	27,000	1,883,250
Zoetis, Inc.	7,553	769,198
		9,152,641
Computer and Electronic Product Manufacturing – 15.53%
Intel Corp.	49,100	2,506,064
Texas Instruments, Inc.	30,000	3,534,900
Western Digital Corp.	38,667	1,976,657
Xilinx, Inc.	29,550	3,550,137
		11,567,758
Credit Intermediation and Related Activities – 7.27%
Bank of New York Mellon Corp.	16,300	809,458
PNC Financial Services Group, Inc.	20,500	2,807,065
Synchrony Financial	52,000	1,802,840
		5,419,363
Fabricated Metal Product Manufacturing – 3.15%
Parker-Hannifin Corp.	12,950	2,344,986

Insurance Carriers and Related Activities – 6.43%
Arthur J. Gallagher & Co.	35,000	2,926,700
Loews Corp.	36,350	1,864,392
		4,791,092
Machinery Manufacturing – 2.31%
II-VI, Inc.*	43,150	1,719,096

Miscellaneous Manufacturing – 7.10%
Medtronic PLC#	26,900	2,388,989
Rockwell Automation, Inc.	16,050	2,900,395
		5,289,384

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2019 (Unaudited)

COMMON STOCKS – 93.93% (Continued)	Shares	Value
Paper Manufacturing – 3.40%
Kimberly-Clark Corp.	19,750	$2,535,505

Petroleum and Coal Products Manufacturing – 1.94%
BP PLC – ADR	33,000	1,443,090

Professional, Scientific, and Technical Services – 3.15%
NetScout Systems, Inc.*	79,800	2,346,120

Publishing Industries (except Internet) – 5.43%
Microsoft Corp.	31,000	4,048,600

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.46%
Charles Schwab Corp.	40,000	1,831,200
Telecommunications – 6.22%
AT&T, Inc.	66,800	2,068,128
Verizon Communications, Inc.	44,800	2,562,112
		4,630,240
Transportation Equipment Manufacturing – 9.13%
Boeing Co.	9,600	3,625,824
Honeywell International, Inc.	18,300	3,177,429
		6,803,253
Utilities – 0.34%
Kinder Morgan, Inc.	12,693	252,210
TOTAL COMMON STOCKS
(Cost $33,750,057)		69,986,614

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2019 (Unaudited)

SHORT-TERM INVESTMENTS – 6.03%	Shares	Value
Money Market Funds – 6.03%
Fidelity Investments Money Market
Government Portfolio, Class I, 2.31%†	3,697,000	$3,697,000
Invesco STIT – Government & Agency Portfolio –
Institutional Class, 2.34%†	794,903	794,903
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,491,903)		4,491,903

Total Investments
(Cost $38,241,960) – 99.96%		74,478,517
Other Assets in Excess of Liabilities – 0.04%		33,311
NET ASSETS – 100.00%		$74,511,828

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield at April 30, 2019.
ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2019 (Unaudited)

ASSETS
Investments, at market value (cost $38,241,960)	$74,478,517
Receivables:
Receivable for Fund shares sold	19,507
Dividends and interest receivable	112,684
Prepaid expenses	15,887
Total assets	74,626,595

LIABILITIES
Due to advisor	53,825
Fund shares redeemed	2,500
Administration and fund accounting fees	18,821
Audit fees	10,129
Transfer agent fees and expenses	14,706
Custody fees	4,210
Shareholder reporting fees	7,760
Chief Compliance Officer fee	2,762
Trustee fees and expenses	54
Total liabilities	114,767

NET ASSETS	$74,511,828

COMPONENTS OF NET ASSETS
Paid-in capital	$35,554,924
Total distributable earnings	38,956,904
Total net assets	$74,511,828
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,751,191
Net Asset Value, Redemption Price and Offering Price Per Share+	$27.08

+	A charge of 2% is charged on the redemption proceeds of shares held for 180 days or less.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of issuance fees of $330)	$758,234
Interest	33,524
Total investment income	791,758
Expenses
Advisory fees (Note 4)	342,418
Administration and fund accounting fees (Note 4)	37,848
Transfer agent fees and expenses (Note 4)	34,206
Registration fees	10,159
Audit fees	10,130
Custody fees (Note 4)	7,661
Trustee fees and expenses	7,654
Legal fees	5,995
Chief Compliance Officer fees (Note 4)	5,262
Shareholder reporting	4,587
Miscellaneous expense	2,933
Insurance expense	1,409
Total expenses before fee waiver	470,262
Less: fee waiver from Advisor (Note 4)	(45,664)
Net expenses	424,598
Net investment income	367,160

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,463,725
Change in unrealized appreciation on investments	5,488,360
Net realized and unrealized gain on investments	7,952,085
Net increase in net assets resulting from operations	$8,319,245

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
OPERATIONS
Net investment income	$367,160	$679,837
Net realized gain on investments	2,463,725	3,557,693
Change in unrealized appreciation/
(depreciation) on investments	5,488,360	(1,519,942)
Net increase in net assets resulting from operations	8,319,245	2,717,588

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(4,236,421)	(1,532,304)
Total distributions	(4,236,421)	(1,532,304)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,536,660	4,048,089
Proceeds from shares issued in reinvestment of dividends	4,222,487	1,528,886
Cost of shares redeemed+	(3,234,194)	(9,595,707)
Net increase/(decrease) in net assets
resulting from capital share transactions	3,524,953	(4,018,732)
Total increase/(decrease) in net assets	7,607,777	(2,833,448)

NET ASSETS
Beginning of period	66,904,051	69,737,499

End of period	$74,511,828	$66,904,051

CHANGES IN SHARES OUTSTANDING
Shares sold	102,701	152,969
Shares issued in reinvestment of dividends	184,550	58,355
Shares redeemed	(127,823)	(357,190)
Net increase/(decrease) in Fund shares outstanding	159,428	(145,866)
Shares outstanding, beginning of period	2,591,763	2,737,629
Shares outstanding, end of period	2,751,191	2,591,763

+	Net of redemption fees of $303 and $1,620, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period
	For the Six
	Months Ended
	April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value,
beginning of period	$25.81	$25.47	$20.73	$20.63	$21.07	$19.39
Income from
investment operations:
Net investment income	0.14	0.26	0.24	0.18	0.16	0.17
Net realized and unrealized
gain on investments	2.78	0.65	5.27	0.95	0.09	2.01
Total from
investment operations	2.92	0.91	5.51	1.13	0.25	2.18
Less dividends:
Dividends from net
investment income	(0.27)	(0.24)	(0.20)	(0.17)	(0.16)	(0.18)
Dividends from
net realized gains	(1.38)	(0.33)	(0.57)	(0.86)	(0.53)	(0.32)
Total dividends	(1.65)	(0.57)	(0.77)	(1.03)	(0.69)	(0.50)
Redemption fees#	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$27.08	$25.81	$25.47	$20.73	$20.63	$21.07
Total return[1]	12.48%[2]	3.51%	27.18%	5.97%	1.28%	11.58%
Supplemental data and ratios:
Net assets, end of period	$74,511,828	$66,904,051	$69,737,499	$57,390,842	$58,135,002	$54,310,392
Ratio of net expenses to
average net assets:
Before fee waivers	1.37%[3]	1.35%	1.37%	1.41%	1.41%	1.43%
After fee waivers	1.24%[3]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income
to average net assets:
Before fee waivers	0.94%[3]	0.83%	0.87%	0.71%	0.64%	0.67%
After fee waivers	1.07%[3]	0.94%	1.00%	0.88%	0.81%	0.86%
Portfolio turnover rate	0%[2]	4%	5%	5%	6%	12%

#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Fund charges a 2.00% redemption fee to shareholders who redeem shares held 180 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.
During the six months ended April 30, 2019, the Fund retained $303 in redemption fees.
G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support,
Waste Management	$1,802,840	$—	$—	$1,802,840
Finance and Insurance	10,238,815	—	—	10,238,815
Information	8,678,840	—	—	8,678,840
Manufacturing	41,643,568	—	—	41,643,568
Professional, Scientific,
and Technical Services	2,346,120	—	—	2,346,120
Utilities	252,210	—	—	252,210
Wholesale Trade	5,024,221	—	—	5,024,221
Total Common Stocks	69,986,614	—	—	69,986,614
Short-Term Investments	4,491,903	—	—	4,491,903
Total Investments	$74,478,517	$—	$—	$74,478,517

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at April 30, 2019, the end of the reporting period. During the six months ended April 30, 2019 the Fund recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years,

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Fort Pitt Capital Group, LLC (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund up to $100 million, 0.90% on assets between $100 million and $1 billion, and 0.80% on assets over $1 billion.  For the six months ended April 30, 2019, the Fund incurred $342,418 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.24% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor if so requested by the Advisor, in any subsequent month in the 36 month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2019, the Advisor reduced its fees in the amount of $45,664; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $259,717 at April 30, 2019. Cumulative expenses subject to recapture will expire as follows:

Expiration	Amount
10/31/19	$ 48,913
10/31/20	82,290
11/1/20 – 10/31/21	82,850
11/1/21 – 4/30/22	45,664
$259,717
Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2019 are disclosed in the statement of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator. Fees paid by the Fund to U.S. Bank N.A. for custody services for the six months ended April 30, 2019 are disclosed in the statement of operations.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $0 and $4,281,226, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2019 and the year ended October 31, 2018 was as follows:

	April 30, 2019	October 31, 2018
Ordinary income	$ 784,258	$647,797
Long-term capital gains	3,452,163	884,507

As of October 31, 2018, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$36,129,807
Gross tax unrealized appreciation	31,181,776
Gross tax unrealized depreciation	(433,579)
Net tax unrealized appreciation	30,748,197
Undistributed ordinary income	673,727
Undistributed long-term capital gain	3,452,156
Total distributable earnings	4,125,883
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$34,874,080

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect a Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risks: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, tariffs and global trade concerns, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risks: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

•
Investment Company Risks: When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign Securities Risk: Foreign securities are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
American Depositary Receipts Risks: Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

•
Small- and Medium-Capitalization Company Risks: The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.

•
Large Capitalization Company Risks: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Sector Emphasis Risk: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Fort Pitt Capital Group, LLC (the “Advisor”) on behalf of the Fort Pitt Capital Total Return Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that the Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. The Board took into account the Advisor’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund. In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year, three-year, five-year and ten-year periods.
The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)

The Board also considered any differences in performance between the Advisor’s separately managed accounts and the performance of the Fund, noting that the Fund outperformed the separately managed accounts for all relevant periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Fund.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 1.24% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was above the peer group median and average. The Board considered that the contractual advisory fee was above the peer group median and average and also above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the advisory fees received from the Fund were above the peer group median and average as of the year ended July 31, 2018.

The Board also considered the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were equal to or higher than the fees charged to the separately managed accounts, depending on asset levels.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to the Advisor was fair and reasonable.
4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund.  The Board also considered that the Fund does not charge Rule 12b-1 fees, shareholder servicing plan fees or receive “soft dollar” benefits in exchange for Fund brokerage.  The Board noted the Advisor stated there may be unquantifiable indirect benefits by the nature of market perception of scale in the management of the Fund.  The Board also reviewed information regarding fee offsets for

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)

separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

Fort Pitt Capital Total Return Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-688-8775 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, LLC
680 Andersen Drive
Foster Plaza Ten, Suite 350
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report has been prepared for shareholders and may be
distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2018 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date     7/2/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date     7/2/19

By (Signature and Title)*                     /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date     7/2/19

* Print the name and title of each signing officer under his or her signature